Shareholders' equity - Treasury stock (Details) € in Thousands	Jul. 14, 2023 EUR (€)
Treasury stock
Maximum purchase of treasury shares, as a percent to registered capital	10.00%
Maximum value of share capital authorized to be repurchased	€ 29,289